PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT, NET

A summary of property and equipment is as follows:

	Useful	December 31,	March 31,
	Life	2023	2023

Computer and office equipment	5-7 years	$404,000	$497,000
Furniture and fixtures	7 years	107,000	111,000
Warehouse equipment	7 years	-	251,000
Molds and tooling	3-5 years	2,228,000	2,160,000
		2,739,000	3,019,000
Less: Accumulated depreciation		2,335,000	2,386,000
		$404,000	$633,000

Depreciation expense for the nine months ended December 31, 2023 was approximately $287,000.

Depreciation expense for both fiscal years ended March 31, 2023, and 2022, was approximately $228,000 and $246,000, respectively.

Semi Cab Inc [Member]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Equipment and leasehold improvements consisted of the following as of December 31: Miscellaneous office equipment, including desktop computers, laptop computers, and printers.

Depreciation was $1,000 and $2,000 for 2023 and 2022, respectively. Amounts are recorded in selling, general, and administrative expenses as well as in cost of services.